Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instruments [Abstract]
Summary of the Company's unsecured senior notes
The following table provides a summary of the Company’s unsecured senior notes as of December 31, 2020 and December 31, 2021:

	December 31, 2020	December 31, 2021	Effective interest rate
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	3,204,309	2,697,698	1.74%
2027 Notes	5,136,613	5,031,312	1.52%
December 2026 Notes	—	10,055,082	0.80%

Carrying value	8,340,922	17,784,092
Unamortized discount and debt issuance costs	141,448	255,033

Total principal amounts of unsecured senior notes	8,482,370	18,039,125